Asset transfers	12 Months Ended
Dec. 31, 2019
Asset transfers
Asset transfers

24 Asset transfers

Transfers that do not qualify for derecognition

RBS enters into securities repurchase, lending and total return transactions in accordance with normal market practice which includes the provision of additional collateral if necessary. Under standard terms in the UK and US markets, the recipient has an unrestricted right to sell or repledge collateral, subject to returning equivalent securities on settlement of the transaction.

Securities sold under repurchase transactions and transactions with the substance of securities repurchase agreements are not derecognised if RBS retains substantially all the risks and rewards of ownership. The fair value (and carrying value) of securities transferred under such transactions included on the balance sheet, are set out below. All of these securities could be sold or repledged by the holder.

	2019	2018
The following assets have failed derecognition (1)	£m	£m
Trading assets	23,247	14,020
Other financial assets	4,269	9,890
	27,516	23,910

Note:

(1)	Associated liabilities were £27,342 million (2018 - £23,222 million).

Assets pledged as collateral

RBS Group pledges collateral with its counterparties in respect of derivative liabilities and bank and stock borrowings.

	2019	2018
Assets pledged against liabilities	£m	£m
Trading assets	27,918	35,571
Loans to banks - amortised cost	39	1,050
Loans to customers - amortised cost	17,920	25,930
Other financial assets (1)	4,688	713
	50,565	63,264

Note:

(1)Includes assets pledged for pension derivatives and stock borrowings.